TCW/DW TOTAL RETURN TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1998

DEAR SHAREHOLDER:

During the second half of 1997 TCW/DW Total Return Trust remained fully invested, with 93 percent of net assets invested in common stocks, 6 percent in 30-year U.S. government bonds and 1 percent in cash. The market correction in October 1997 and concern about Asia's financial problems caused dramatic swings in stock prices during the fourth quarter. Nevertheless, reported earnings for U.S. companies remain strong.

PERFORMANCE

For the six-month period ended January 31, 1998, the Fund's Class B shares posted a total return of 1.43 percent, versus 3.55 percent and
2.37 percent, respectively, for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Lipper Analytical Services, Inc. Growth and Income Funds Index. Since their inception on July 28, 1997, through January 31, 1998, the Fund's Class A, C and D shares had total returns of 1.80 percent, 1.43 percent and 1.93 percent, respectively. Performance of the Fund's four share classes varies because of differing charges and expenses.

MARKET COMMENTARY

Compared to last year the Fund's investment adviser, TCW Funds Management, Inc. (TCW), expects 1998 to be more difficult for corporate profit growth. However, U.S. companies are expected to emerge stronger than ever from a slowdown in worldwide gross domestic product (GDP). From an investment standpoint, the recent market correction has provided attractive valuations for many companies with excellent long-term fundamentals.

Industrial commodities, including energy, metals, lumber and cotton are all down in price. Thus far, the Asian crisis is affecting price levels in the United States more than the U.S. economy itself. The greatest impact, according to TCW, may not be felt until later in the year when the flood of low-priced imports competes for market share in the U.S. An increase in

TCW/DW TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS January 31, 1998, continued

lower-priced imports will be a drag on the economy, thereby reducing GDP and possibly lowering capital spending and squeezing profit margins.

PORTFOLIO STRUCTURE

Aerospace, financial services, energy, technology, and pharmaceuticals are the main industries of investment focus. Given the situation in Asia, the past six months have seen the Fund's portfolio become somewhat more defensive. Relative to the S&P 500 the portfolio is overweighted in the aerospace and aircraft industry, where product demand from the emerging Latin American and Asian markets is strong and TCW expects predictable growth. Significant holdings in this group include Boeing Co. and Hexcel Corp. The portfolio is also overweighted relative to the S&P 500 in financial services, including banking and brokerage. In TCW's opinion, the increasing savings rate in the United States, improved technology, and lower management and distribution costs, are bringing rapid growth to this sector. Financial services holdings as of January 31, 1998 included Wells Fargo & Co. (banking), Merrill Lynch & Co., Inc. (brokerage) and H.F. Ahmanson & Co. (saving and loans).

While TCW believes technology stocks are in a period of transition, they also feel that over the next 24 months this sector is likely to show robust growth. As of January 31, 1998, the portfolio held the stocks of such leading technology companies as Intel Corp., Microsoft Corp., Cisco Systems, Inc. and Hewlett-Packard Co. Strong new products and aging baby boomers remain strong themes in the pharmaceuticals industry, in which the portfolio currently holds such stocks as Schering-Plough Corp., Merck & Co., Inc. and Johnson & Johnson. The energy sector fits well with the portfolio's overall defensive structure. One stock that was added to the portfolio in the last six months is Questar Corp., a natural gas company. TCW believes that this company is currently undervalued, but has attractive growth potential. Other holdings in the energy area include Exxon Corp. and Royal Dutch Petroleum Co.

LOOKING AHEAD

According to TCW the long-term outlook for U.S. equities is good. The new year will offer developments that investors have not experienced before. Some will be good, such as a balanced budget. TCW's biggest concern is earnings disappointments. The major risk to stock prices in 1998 is that, with slower revenue growth because of the moderating economy, the absence of price flexibility and rising wage costs, margins could be squeezed. TCW expects a glimpse of this scenario to materialize over the next several weeks, when fourth-quarter 1997 earnings are reported and corporations begin discussing their future prospects and whether they see an Asian-led drag on their businesses.

TCW believes that the key for investors is whether price to earnings ratios, driven higher by falling inflation and lower interest rates, can increase sufficiently to offset slower corporate profit growth. While

TCW/DW TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS January 31, 1998, continued

TCW remains optimistic, particularly with regard to the profit growth potential for the companies in the Fund's portfolio vis-a-vis corporate profits in general, there does not appear to be much room for higher valuations when the market is already selling at 20 times estimated 1998 earnings. The Fund's strategy for 1998 is to continue to invest in companies with attractive valuations and improving returns on invested capital.

We appreciate your support of TCW/DW Total Return Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited)

 NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- --------------
           COMMON STOCKS (93.0%)
           Aerospace & Defense (0.1%)
  25,000   Hawker Pacific Aerospace* .......................................  $   204,687
                                                                            --------------
           Aircraft & Aerospace (10.4%)
  71,500   Boeing Co.  .....................................................    3,400,719
 145,300   Coltec Industries, Inc.* ........................................    3,396,387
 186,000   Hexcel Corp.* ...................................................    4,522,125
  60,000   Sundstrand Corp. ................................................    3,266,250
                                                                            --------------
                                                                               14,585,481
                                                                            --------------
           Banking (4.0%)
  17,400   BankAmerica Corp. ...............................................    1,236,487
   8,500   Citicorp ........................................................    1,011,500
  11,100   Wells Fargo & Co.  ..............................................    3,429,900
                                                                            --------------
                                                                                5,677,887
                                                                            --------------
           Beverages -Soft Drinks (3.6%)
  24,700   Coca Cola Co. ...................................................    1,599,325
  95,100   PepsiCo, Inc.  ..................................................    3,429,544
                                                                            --------------
                                                                                5,028,869
                                                                            --------------
           Brokerage (2.2%)
  20,600   Marsh & McLennan Companies, Inc. ................................    1,521,825
  25,800   Merrill Lynch & Co., Inc. .......................................    1,628,625
                                                                            --------------
                                                                                3,150,450
                                                                            --------------
           Building Materials (2.5%)
 127,900   Calmat Co.  .....................................................    3,485,275
                                                                            --------------
           Communications -Equipment & Software (2.2%)
  49,050   Cisco Systems, Inc.* ............................................    3,093,216
                                                                            --------------
           Computer Software (1.6%)
  15,500   Microsoft Corp.* ................................................    2,312,406
                                                                            --------------
           Drugs (10.9%)
  82,400   Amgen Inc.* .....................................................    4,114,850
  21,200   Johnson & Johnson ...............................................    1,419,075
  25,600   Lilly (Eli) & Co.  ..............................................    1,728,000
  13,100   Merck & Co., Inc. ...............................................    1,535,975
  17,000   Pfizer, Inc. ....................................................    1,392,937
  37,800   Schering-Plough Corp. ...........................................    2,735,775
  15,700   Warner-Lambert Co.  .............................................    2,362,850
                                                                            --------------
                                                                               15,289,462
                                                                            --------------
           Electrical Equipment (4.4%)
  34,200   Honeywell, Inc.  ................................................    2,396,137
 218,300   Wyman-Gordon Co.* ...............................................    3,792,962
                                                                            --------------
                                                                                6,189,099
                                                                            --------------
           Electronics -Defense (3.1%)
  35,900   Hewlett-Packard Co.  ............................................  $ 2,154,000
  41,300   Raytheon Co. (Class B) ..........................................    2,152,762
                                                                            --------------
                                                                                4,306,762
                                                                            --------------
           Electronics -Semiconductors/ Components (8.9%)
  24,800   General Electric Co. ............................................    1,922,000
  53,800   Intel Corp. .....................................................    4,357,800
  23,900   Motorola, Inc.  .................................................    1,420,556
  87,200   Texas Instruments, Inc. .........................................    4,763,300
                                                                            --------------
                                                                               12,463,656
                                                                            --------------
           Engineering & Construction (2.1%)
  78,700   Fluor Corp. .....................................................    2,966,006
                                                                            --------------
           Entertainment/Gaming (2.5%)
 150,800   Mirage Resorts, Inc.* ...........................................    3,477,825
                                                                            --------------
           Financial (3.4%)
  36,600   Ahmanson (H.F.) & Co.  ..........................................    2,134,238
  20,900   Fannie Mae ......................................................    1,290,575
  32,000   Freddie Mac .....................................................    1,424,000
                                                                            --------------
                                                                                4,848,813
                                                                            --------------
           Household Products (2.0%)
  33,800   Fort James Corp. ................................................    1,451,288
  16,800   Procter & Gamble Co.  ...........................................    1,316,700
                                                                            --------------
                                                                                2,767,988
                                                                            --------------
           Insurance (4.4%)
  18,300   American International Group, Inc. ..............................    2,018,719
  98,300   Hartford Life, Inc. (Class A) ...................................    4,208,469
                                                                            --------------
                                                                                6,227,188
                                                                            --------------
           Leisure Time -Products (0.5%)
  23,200   Brunswick Corp. .................................................      698,900
                                                                            --------------
           Lodging -Hotels (2.7%)
 134,100   Hilton Hotels Corp. .............................................    3,796,706
                                                                            --------------
           Natural Gas (1.9%)
  65,100   Questar Corp. ...................................................    2,709,788
                                                                            --------------
           Oil -Exploration & Production (0.8%)
  40,000   Mitchell Energy & Development Corp. (Class A) ...................    1,065,000
                                                                            --------------
           Oil -Foreign (2.2%)
  13,600   Chevron Corp.  ..................................................    1,017,450
  35,600   Exxon Corp.  ....................................................    2,111,525
                                                                            --------------
                                                                                3,128,975
                                                                            --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS January 31, 1998 (unaudited) continued

NUMBER OF
SHARES                                                                           VALUE
--------------------------------------------------------------------------- --------------
           Oil Integrated -International (0.9%)
  25,600   Royal Dutch Petroleum Co. (ADR)(Netherlands) .................... $  1,312,000
                                                                            --------------
           Paper & Forest Products (1.0%)
  29,500   Weyerhaeuser Co. ................................................    1,469,469
                                                                            --------------
           Real Estate Investment Trust (6.3%)
   5,000   AMB Property Corp. ..............................................      122,500
 215,400   INMC Mortgage Holdings, Inc.  ...................................    5,708,100
 108,800   Kilroy Realty Corp. .............................................    3,100,800
                                                                            --------------
                                                                                8,931,400
                                                                            --------------
           Restaurants (0.5%)
  25,910   TRICON Global Restaurants, Inc.* ................................      706,048
                                                                            --------------
           Retail -Department Stores (1.7%)
  59,800   Wal-Mart Stores, Inc. ...........................................    2,384,525
                                                                            --------------
           Retail -General Merchandise (2.2%)
  82,920   Fred Meyer, Inc.* ...............................................    3,057,675
                                                                            --------------
           Semiconductor Equipment (2.6%)
 112,000   Applied Materials, Inc.* ........................................    3,668,000
                                                                            --------------
           Tobacco (1.2%)
  40,800   Philip Morris Companies, Inc. ...................................    1,693,200
                                                                            --------------
           Wholesale Distributor (0.2%)
   6,500   Supervalu, Inc. .................................................      285,188
                                                                            --------------
           TOTAL COMMON STOCKS
           (Identified Cost $110,002,897) .................................. $130,981,944
                                                                            --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                         VALUE
--------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATION (6.4%)
             U.S. Treasury Bond
             6.375% due 08/15/27
   $8,350    (Identified Cost $8,823,859) ....................................  $8,966,230
                                                                              --------------
             SHORT-TERM INVESTMENT (1.1%)
             REPURCHASE AGREEMENT
             The Bank of New York 5.375% due 02/02/98 (dated 01/30/98;
    1,567    proceeds $1,567,348)(a) (Identified Cost $1,566,647) ............   1,566,647
                                                                              --------------

TOTAL INVESTMENTS
(Identified Cost $120,393,403)
(b)................................   100.5%   141,514,821
LIABILITIES IN EXCESS OF OTHER
ASSETS.............................    (0.5)      (727,401)
                                    -------- -------------
NET ASSETS.........................   100.0%  $140,787,420
                                    ======== =============

------------
ADR     American Depository Receipt.
*       Non-income producing security.
(a) Collateralized by $1,553,463 U.S. Treasury Note 6.75% due 05/31/99 valued at $1,597,980.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $24,503,380 and the aggregate gross unrealized depreciation is $3,381,962, resulting in net unrealized appreciation of $21,121,418.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $120,393,403) ...............    $141,514,821
Receivable for:
  Shares of beneficial interest sold...........         394,489
  Interest.....................................         246,139
  Investments sold.............................         220,053
  Dividends....................................         155,682
Deferred organizational expenses...............          55,534
Prepaid expenses and other assets..............          88,166
                                                 --------------
  TOTAL ASSETS ................................     142,674,884
                                                 --------------
LIABILITIES:
Payable for:
  Investments purchased........................       1,609,736
  Plan of distribution fee.....................         102,587
  Management fee...............................          51,381
  Shares of beneficial interest repurchased ...          39,392
  Investment advisory fee .....................          35,216
Accrued expenses and other payables ...........          49,152
                                                 --------------
  TOTAL LIABILITIES ...........................       1,887,464
                                                 --------------
  NET ASSETS ..................................    $140,787,420
                                                 ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...............................    $116,528,656
Net unrealized appreciation ...................      21,121,418
Accumulated net investment loss ...............        (196,264)
Accumulated undistributed net realized gain  ..       3,333,610
                                                 --------------
  NET ASSETS...................................    $140,787,420
                                                 ==============
CLASS A SHARES:
Net Assets ....................................        $121,682
Shares Outstanding (unlimited authorized, $.01
 par value) ...................................           7,758
  NET ASSET VALUE PER SHARE ...................          $15.68
                                                 ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset
   value)......................................          $16.55
                                                 ==============
CLASS B SHARES:
Net Assets ....................................    $140,267,015
Shares Outstanding (unlimited authorized, $.01
 par value) ...................................       8,972,139
  NET ASSET VALUE PER SHARE ...................          $15.63
                                                 ==============
CLASS C SHARES:
Net Assets ....................................        $388,183
Shares Outstanding (unlimited authorized, $.01
 par value) ...................................          24,840
  NET ASSET VALUE PER SHARE ...................          $15.63
                                                 ==============
CLASS D SHARES:
Net Assets ....................................         $10,540
Shares Outstanding (unlimited authorized, $.01
 par value) ...................................             671
  NET ASSET VALUE PER SHARE ...................          $15.71
                                                 ==============

STATEMENT OF OPERATIONS
For the six months ended January 31, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends .................................    $   833,632
Interest ..................................        200,424
                                             -------------
  TOTAL INCOME ............................      1,034,056
                                             -------------
EXPENSES
Plan of distribution fee (Class A shares)               93
Plan of distribution fee (Class B shares)          550,455
Plan of distribution fee (Class C shares)            1,316
Management fee ............................        289,328
Investment advisory fee ...................        192,885
Transfer agent fees and expenses ..........         64,335
Registration fees .........................         41,610
Professional fees .........................         27,601
Shareholder reports and notices ...........         23,317
Trustees' fees and expenses ...............         18,653
Organizational expenses ...................         15,282
Other .....................................         11,417
                                             -------------
  TOTAL EXPENSES ..........................      1,236,292
                                             -------------
  NET INVESTMENT LOSS .....................       (202,236)
                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..........................      5,397,202
Net change in unrealized appreciation  ....     (3,068,402)
                                             -------------
  NET GAIN.................................      2,328,800
                                             -------------
NET INCREASE...............................    $ 2,126,564
                                             =============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE SIX     FOR THE YEAR
                                                          MONTHS ENDED        ENDED
                                                        JANUARY 31, 1998  JULY 31, 1997*
------------------------------------------------------  ---------------- --------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss) ..........................   $   (202,236)    $    202,878
Net realized gain .....................................      5,397,202        7,872,093
Net change in unrealized appreciation .................     (3,068,402)      23,391,695
                                                        ---------------- --------------
  NET INCREASE ........................................      2,126,564       31,466,666
                                                        ---------------- --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
 Class B shares........................................        --              (243,888)
Net realized gain
 Class A shares........................................         (7,061)         --
 Class B shares........................................     (9,224,023)      (5,079,906)
 Class C shares........................................        (24,164)         --
 Class D shares........................................           (712)         --
                                                        ---------------- --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...................     (9,255,960)      (5,323,794)
                                                        ---------------- --------------
Net increase from transactions in shares of beneficial
 interest..............................................     30,816,987       42,432,561
                                                        ---------------- --------------
  NET INCREASE ........................................     23,687,591       68,575,433
NET ASSETS:
Beginning of period....................................    117,099,829       48,524,396
                                                        ---------------- --------------
  END OF PERIOD
  (Including a net investment loss of $196,264 and
  undistributed net investment income of $5,972,
  respectively) .......................................   $140,787,420     $117,099,829
                                                        ================ ==============

------------
*     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are charged to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses of the Fund in the amount of approximately $127,000 of which approximately $122,000 has been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts,

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,665,936 at January 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $140,850 and $158, respectively and received $4,348 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1998 aggregated $83,690,689 and $62,582,073, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $12,506,547 and $3,857,594, respectively.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1998 (unaudited) continued

For the six months ended January 31, 1998, the Fund incurred brokerage commissions of $5,325 with Morgan Stanley Inc., an affiliate of the Manager, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                 FOR THE YEAR
                                                     MONTHS ENDED                     ENDED
                                                   JANUARY 31, 1998              JULY 31, 1997*
                                              --------------------------- -----------------------------
                                                      (UNAUDITED)
                                                 SHARES        AMOUNT         SHARES         AMOUNT
                                              ----------- --------------  ------------- --------------
CLASS A SHARES
Sold ........................................      6,661    $    107,942           624    $     10,020
Reinvestment of distributions ...............        473           7,061        --             --
                                              ----------- --------------  ------------- --------------
Net increase - Class A ......................      7,134         115,003           624          10,020
                                              ----------- --------------  ------------- --------------
CLASS B SHARES
Sold ........................................  2,240,767      36,263,208     3,902,145      54,982,768
Reinvestment of dividends and distributions .    553,040       8,234,769       356,843       4,658,943
Redeemed ....................................   (877,524)    (14,159,480)   (1,245,479)    (17,266,663)
                                              ----------- --------------  ------------- --------------
Net increase - Class B ......................  1,916,283      30,338,497     3,013,509      42,375,048
                                              ----------- --------------  ------------- --------------
CLASS C SHARES
Sold ........................................     22,062         357,279         2,311          37,473
Reinvestment of distributions ...............      1,578          23,504        --             --
Redeemed ....................................     (1,111)        (18,008)       --             --
                                              ----------- --------------  ------------- --------------
Net increase - Class C ......................     22,529         362,775         2,311          37,473
                                              ----------- --------------  ------------- --------------
CLASS D SHARES
Sold ........................................      --            --                624          10,020
Reinvestment of distributions ...............         47             712        --             --
                                              ----------- --------------  ------------- --------------
Net increase - Class D ......................         47             712           624          10,020
                                              ----------- --------------  ------------- --------------
Net increase in Fund ........................  1,945,993    $ 30,816,987     3,017,068    $ 42,432,561
                                              =========== ==============  ============= ==============


------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through July 31, 1997.

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                                        FOR THE PERIOD
                                             MONTHS ENDED     FOR THE YEAR     FOR THE YEAR   NOVEMBER 30, 1994*
                                             JANUARY 31,          ENDED           ENDED            THROUGH
                                                1998++       JULY 31, 1997**  JULY 31, 1996     JULY 31, 1995
----------------------------------------  ----------------- ---------------  --------------- ------------------
                                             (UNAUDITED)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...       $16.59           $12.00           $11.75            $10.00
                                          ----------------- ---------------  --------------- ------------------
Net investment income (loss) ............        (0.03)            0.04             0.15              0.21
Net realized and unrealized gain  .......         0.21             5.81             0.80              1.68
                                          ----------------- ---------------  --------------- ------------------
Total from investment operations  .......         0.18             5.85             0.95              1.89
                                          ----------------- ---------------  --------------- ------------------
Less dividends and distributions from:
 Net investment income ..................         --              (0.06)           (0.21)            (0.14)
 Net realized gain ......................        (1.14)           (1.20)           (0.49)             --
                                          ----------------- ---------------  --------------- ------------------
Total dividends and distributions  ......        (1.14)           (1.26)           (0.70)            (0.14)
                                          ----------------- ---------------  --------------- ------------------
Net asset value, end of period ..........       $15.63           $16.59           $12.00            $11.75
                                          ================= ===============  =============== ==================
TOTAL INVESTMENT RETURN+.................         1.43 %(1)       51.66%            8.23%            19.04%(1)
RATIOS TO AVERAGE NET ASSETS
Expenses ................................         1.92 %(2)        2.05%            1.98%(3)          0.94%(2)(3)
Net investment income (loss).............        (0.31)%(2)        0.28%            1.30%(3)          3.19%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $140,267         $117,041          $48,524           $36,018
Portfolio turnover rate .................           50 %(1)         198%             261%               91%(1)
Average commission rate paid ............      $0.0596          $0.0585          $0.0582              --


------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated
       Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Investment Adviser, the above annualized expense and net investment income ratios would have been 2.21% and 1.07%, respectively, for the year ended July 31, 1996 and 2.66% and 1.47%, respectively, for the period ended July 31, 1995.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued

                                               FOR THE SIX     FOR THE PERIOD
                                               MONTHS ENDED    JULY 28, 1997*
                                               JANUARY 31,        THROUGH
                                                  1998++       JULY 31, 1997
------------------------------------------  ----------------- --------------
                                               (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....       $16.59           $16.07
                                            ----------------- --------------
Net investment income .....................         0.03             0.01
Net realized and unrealized gain ..........         0.20             0.51
                                            ----------------- --------------
Total from investment operations ..........         0.23             0.52
                                            ----------------- --------------
Less distributions from net realized gain          (1.14)            --
                                            ----------------- --------------
Net asset value, end of period ............       $15.68           $16.59
                                            ================= ==============
TOTAL INVESTMENT RETURN+  .................         1.80%(1)         3.24%(1)
RATIOS TO AVERAGE NET ASSETS
Expenses ..................................         1.35%(2)         1.31%(2)
Net investment income .....................         0.43%(2)         4.08%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..         $122              $10
Portfolio turnover rate ...................           50%(1)          198%
Average commission rate paid ............. .     $0.0596          $0.0585
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....       $16.59           $16.07
                                            ----------------- --------------
Net investment income (loss) ..............        (0.03)            0.01
Net realized and unrealized gain ..........         0.21             0.51
                                            ----------------- --------------
Total from investment operations ..........         0.18             0.52
                                            ----------------- --------------
Less distributions from net realized gain          (1.14)            --
                                            ----------------- --------------
Net asset value, end of period ............       $15.63           $16.59
                                            ================= ==============
TOTAL INVESTMENT RETURN+ ..................         1.43 %(1)        3.24%(1)
RATIOS TO AVERAGE NET ASSETS
Expenses ..................................         2.09 %(2)        2.06%(2)
Net investment income (loss) ..............        (0.37)%(2)        2.75%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..         $388              $38
Portfolio turnover rate ...................           50 %(1)         198%
Average commission rate paid ..............      $0.0596          $0.0585

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued

                                               FOR THE SIX     FOR THE PERIOD
                                               MONTHS ENDED    JULY 28, 1997*
                                               JANUARY 31,        THROUGH
                                                  1998++       JULY 31, 1997
------------------------------------------  ----------------- --------------
                                               (UNAUDITED)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....       $16.59           $16.07
                                            ----------------- --------------
Net investment income .....................         0.04             0.01
Net realized and unrealized gain ..........         0.22             0.51
                                            ----------------- --------------
Total from investment operations ..........         0.26             0.52
                                            ----------------- --------------
Less distributions from net realized gain          (1.14)            --
                                            ----------------- --------------
Net asset value, end of period ............       $15.71           $16.59
                                            ================= ==============
TOTAL INVESTMENT RETURN+ ..................         1.93%(1)         3.24%(1)
RATIOS TO AVERAGE NET ASSETS
Expenses ..................................         1.06%(2)         1.06%(2)
Net investment income .....................         0.53%(2)         4.33%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..          $11              $10
Portfolio turnover rate ...................           50%(1)          198%
Average commission rate paid ..............      $0.0596          $0.0585

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

James A. Tilton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


TCW/DW
TOTAL RETURN
TRUST

[GRAPHIC]

SEMIANNUAL REPORT
JANUARY 31, 1998